Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Schedule of Investments [Line Items]
Total Cost	¥ 442,754		¥ 436,816
Total Gross unrealized gains	60,597		43,439
Total Gross unrealized losses	13,433		4,327
Total Fair value	489,918		475,928
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	133,440		136,722
Available-for-sale, Gross unrealized gains	59,965		43,094
Available-for-sale, Gross unrealized losses	12,638		3,303
Available-for-sale, Fair value	180,767		176,513
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	44,757		32,318
Available-for-sale, Gross unrealized gains	621		320
Available-for-sale, Gross unrealized losses	793		1,022
Available-for-sale, Fair value	44,585		31,616
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost	259,953	[1]	259,972	[2]
Held-to-maturity, Fair value	259,953	[1]	259,972	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost	4,604		7,804
Held-to-maturity, Gross unrealized gains	11		25
Held-to-maturity, Gross unrealized losses	2		2
Held-to-maturity, Fair value	¥ 4,613		¥ 7,827

[1]	Commercial paper are "Cash and cash equivalents" totaling ¥199,979 million and "Short-term investments" totaling ¥59,974 million.
[2]	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.